Stock-Based Compensation, TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - TDS Parent Company - Common Shares - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 0.1	$ 0.1	$ 0.1
Weighted average grant date fair value	$ 25.36	$ 23.27	$ 21.99
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	261,000
Vested number of shares, unissued, fair value	$ 6.8
Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	692,000
Granted number of shares	368,000
Forfeited number of shares	(16,000)
Nonvested stock units, end of period - Number of shares	1,044,000	692,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 23.20
Granted weighted average grant date fair value	27.57	$ 25.26	$ 21.09
Forfeited weighted average grant date fair value	25.60
Nonvested stock units - end of period weighted average grant date fair value	$ 24.70	$ 23.20
Fair value of vested stock units		$ 7.5	$ 5.8
Shares issued and granted under stock compensation plans
Granted number of shares	368,000
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	28,000	33,000	33,000